Law Offices

Roberts & Henry

504 Talbot St.

P.O. Box 1138

St. Michaels, MD 21663

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(410) 822-4456

April 26, 2004

Securities and Exchange Commission

File Desk

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re: The Ehrenkrantz Trust

File No. 033-10888___

Gentlemen:

Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the referenced Registration Statement.

Sincerely,

Thomas C. Henry

TCH/pt